May 2, 2007

Filing Desk

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re: EQ Advisors Trust - Registration Statement File Nos.: 333-17217 and 811-07953

Dear Sir or Madam:

On behalf of EQ Advisors Trust, attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934, as amended, and Regulation 14(c) thereunder, is a Definitive Information Statement regarding changes to and additions and terminations of sub-advisers to certain Portfolios of the Trust.

If you have any questions or comments regarding this filing, please do not hesitate to contact William MacGregor at (212) 314-5280, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Trust, at (202) 778-9351.

Sincerely,

/s/ Helen Espaillat
Helen Espaillat
Legal Assistant

Attachment

cc: Kirkpatrick & Lockhart Preston Gates Ellis LLP